Prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Schedule of Short-term prepayments	16.1 Short-term prepayments
	2025	2024
Inventory	$569	$546
Prepaid expenses	715	2
Short-term prepayments	$1,284	$548

Schedule of Long-term prepayments	16.2 Long-term prepayments
	2025	2024
Property, plant, and equipment	$4,503	$3,922
Long-term prepayments	$4,503	$3,922